EQUITY (Details Narrative 2) (USD $)	12 Months Ended		9 Months Ended	1 Months Ended	12 Months Ended	9 Months Ended	3 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Nov. 30, 2014	Jan. 14, 2015	Feb. 28, 2014	Nov. 30, 2013	Nov. 30, 2014
Net Proceeds from sale of stock	$ 880,000	$ 865,000
Consideration shares sold	880,000	865,000
Minimum [Member]
Consideration shares sold			30,000
Maximum [Member]
Consideration shares sold			100,000
Lincoln Park Capital Purchase Agreement
Common stock issued				200,000
Fair value				140,000
Stock compensation expense				140,000
Second Closing [Member]
Common stock issued			188,182
Net Proceeds from sale of stock			207,000
Advisory And Clinical [Member]
Restricted stock issued			153,013		153,013
Director [Member]
Common stock issued			150,000		150,000
Achievement goal			5,000,000		5,000,000
Fair value			375,000		375,000
Stock compensation expense			115,500
Consultant and Advisor [Member]
Common stock issued			100,000		112,000
Fair value			250,000		284,200
Stock compensation expense			250,000		284,200	0
Consultant [Member]
Common stock issued			50,000		12,000	12,000
Fair value			67,500		15,000	34,200
Stock compensation expense			67,500			0	0
Consultant 2 [Member]
Common stock issued			250,000
Fair value			285,025
Stock compensation expense							95,000
Director 2 [Member]
Common stock issued			162,500
Fair value			147,875
Stock compensation expense			147,875				147,875
October Modification [Member]
Vested shares			100,000
Stock compensation expense			77,000
October Director Grant1 [Member]
Common stock issued			310,000
Fair value			238,700
Stock compensation expense			238,700
October Director Grant2 [Member]
Common stock issued			194,805
Fair value			150,000
Stock compensation expense			19,672
October Management Grant [Member]
Common stock issued			20,000
Fair value			15,400
EquityFinancing Investor [Member]
Common stock issued			4,714,025
Preferred stock issued			500,000
Conversion ratio			1-to-1 ratio
Gross Proceeds from sale of stock			5,735,427
Proceeds from conversion of outstanding convertible notes			4,092,427
Principal amount of notes converted			3,357,000
Net Proceeds from sale of stock			1,643,000
Fees payable to investor			100,000
Proceeds expected			1,000,000
EquityFinancing Investor 2 [Member]
Common stock issued			374,257
Shares acquired			1,069,305
Fair value			256,633